Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial assets

	2025	2024
At amortized cost
Cash and cash equivalents	1,125,381	911,015
Trade receivables	752,358	631,846
Other FIES credits - Other assets	6,866	8,982
Dividends receivable - Other assets	6,287	1,628
	1,890,892	1,553,471
Current	1,849,041	1,508,541
Non-current	41,851	44,930

Schedule of financial liabilities

	2025	2024
At amortized cost
Trade payables	123,581	128,080
Loans and financing	2,054,267	2,195,161
Lease liabilities	1,065,746	978,336
Accounts payable to selling shareholders	115,447	215,819
Dividends payable	192	-
	3,359,233	3,517,396
Current	326,432	690,395
Non-current	3,032,801	2,827,001

Schedule of fair value

	2025	2024
At fair value
Accounts payable to selling shareholders (earn-outs)	3,337	20,067
Accounts payable to selling shareholders (Unidom)	321,813	294,886
	325,150	314,953
Current	24,421	32,137
Non-current	300,729	282,816

Schedule of loans and financing

Financial institution	Currency	Interest rate	Maturity	2025	2024

Banco Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.90% p.y.	October 2025	-	309,496
FINEP (b)	Brazilian real	TJLP p.y.	July 2027	5,262	8,209
Softbank (c)	Brazilian real	6.5% p.y.	April 2026	-	845,492
Debentures (d)	Brazilian real	CDI + 1.80% p.y.	January 2028	-	526,946
IFC (e)	Brazilian real	CDI + 1.05% p.y.	April 2030	510,672	505,018
Commercial notes (f)	Brazilian real	CDI + 0.70% p.y.	October 2028	512,678	-
Commercial notes (f)	Brazilian real	CDI + 0.85% p.y.	October 2030	1,025,655	-
				2,054,267	2,195,161
Current				60,668	363,554
Non-current				1,993,599	1,831,607

Schedule of right-of-use assets and lease liabilities

	Right-of-use assets			Lease liabilities
	2025	2024	2023	2025	2024	2023

Opening balance	842,219	767,609	690,073	978,336	874,569	769,525
Additions	37,727	37,671	7,328	37,727	37,671	7,328
Remeasurement	98,987	80,226	70,387	98,987	80,226	70,387
Business combinations	-	28,989	65,408	-	28,989	65,408
Depreciation expense	(80,864)	(70,294)	(63,118)	-	-	-
Interest expense	-	-	-	123,067	111,966	100,849
Payments of principal	-	-	-	(49,411)	(41,221)	(31,473)
Payments of interest	-	-	-	(121,475)	(111,605)	(103,911)
Write-off (i)	(1,311)	(1,982)	(2,469)	(1,485)	(2,259)	(3,544)
Closing balance	896,758	842,219	767,609	1,065,746	978,336	874,569

Balances:	2025	2024	2023	2025	2024	2023

Current	-	-	-	55,772	45,580	36,898
Non-current	896,758	842,219	767,609	1,009,974	932,756	837,671

(i)	Refers to early termination of lease contracts.

Schedule of accounts payable to selling shareholders

	Interest rate	2025	2024

Accounts payable at amortized cost (deferred consideration)
Unigranrio (a)	CDI	-	90,543
DelRey (b)	Selic	71,604	125,276
FUNIC (c)	CDI	43,843	-
Accounts payable at fair value (contingent consideration)
Shosp (d)	-	454	454
Além da Medicina (e)	-	-	9,600
CardioPapers (f)	-	2,883	10,013
Unidom (g)	CDI	321,813	294,886
		440,597	530,772
Current		110,640	185,318
Non-current		329,957	345,454

Schedule of accounts payable

	2025	2024	2023

Opening balance	530,772	566,867	528,678
Additions	40,000	279,989	234,000
Payments of principal	(144,076)	(290,067)	(225,460)
Payments of interest	(49,608)	(78,931)	(55,989)
Interest	19,979	37,276	85,069
Remeasurement of contingent consideration	43,530	15,638	2,556
Other	-	-	(1,987)
Closing balance	440,597	530,772	566,867

Schedule of fair values of the company's financial instruments

	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities
Loans and financing	2,054,267	2,056,492	2,195,161	2,196,152
	2,054,267	2,056,492	2,195,161	2,196,152

Schedule of income before income taxes

	2025	Index	Base rate

Cash equivalents	1,086,489	CDI	163,781
Loans and financing	(2,049,005)	CDI	(323,480)
Loans and financing	(5,262)	TJLP	(477)
Accounts payable to selling shareholders	(365,656)	CDI	(54,483)
Accounts payable to selling shareholders	(71,604)	Selic	(10,669)
Net exposure			(225,328)

	Increase in basis points
	+75	+150
Net effect on profit before tax	(10,538)	(21,076)

Schedule of sensitivity foreign currency

	Exposure	+10%	-10%
Cash equivalents	23,422	2,342	(2,342)

Schedule of maturity profile of financial liabilities

As of December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	123,581	-	-	-	123,581
Loans and financing	308,292	1,360,411	1,473,733	-	3,142,436
Lease liabilities	178,638	347,847	331,019	1,342,713	2,200,217
Accounts payable to selling shareholders	126,307	131,446	185,821	502,355	945,929
	736,818	1,839,704	1,990,573	1,845,068	6,412,163

As of December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	128,080	-	-	-	128,080
Loans and financing	526,659	1,494,287	617,818	75,526	2,714,290
Lease liabilities	158,746	303,211	293,178	1,360,107	2,115,242
Accounts payable to selling shareholders	205,322	150,565	99,100	373,498	828,485
	1,018,807	1,948,063	1,010,096	1,809,131	5,786,097

Schedule of changes in liabilities arising from financing activities

	January 1, 2025	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Other	December 31, 2025

Loans and financing	2,195,161	(1,624,911)	(274,265)	1,494,881	252,870	10,531	2,054,267
Lease liabilities	978,336	(49,411)	(121,475)	136,714	123,067	(1,485)	1,065,746
Dividends payable	-	(146,813)	-	147,005	-	-	192
	3,173,497	(1,821,135)	(395,740)	1,778,600	375,937	9,046	3,120,205

	January 1, 2024	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2024

Loans and financing	1,800,775	(128,696)	(177,192)	491,593	201,472	4,377	2,832	2,195,161
Lease liabilities	874,569	(41,221)	(111,605)	117,897	111,966	28,989	(2,259)	978,336
Dividends payable	-	(18,289)	-	18,289	-	-	-	-
	2,675,344	(188,206)	(288,797)	627,779	313,438	33,366	573	3,173,497

	January 1, 2023	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2023

Loans and financing	1,882,901	(112,630)	(175,889)	5,288	197,678	-	3,427	1,800,775
Lease liabilities	769,525	(31,473)	(103,911)	77,715	100,849	65,408	(3,544)	874,569
Dividends payable	-	(18,750)	-	18,750	-	-	-	-
	2,652,426	(162,853)	(279,800)	101,753	298,527	65,408	(117)	2,675,344